Notes Payable and Convertible Notes (Details Narrative) - USD ($)					3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 26, 2020	Oct. 26, 2020	Aug. 14, 2020	May 02, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Oct. 30, 2020	Jun. 30, 2020	May 14, 2020	Jan. 08, 2020
Notes payable					$ 129,720				$ 129,720	$ 129,720		$ 76,350					$ 42,500
Convertible Notes payable					280,000				280,000	$ 280,000		$ 286,981
Convertible notes maturity date										Apr. 30, 2020		Apr. 30, 2020
Accrued interest												$ 6,981
Convertible notes accrued interest rate												8.00%					6.00%
Number of warrants purchase												1,905,700
Discount on debt					1,421				1,421
Unamortized Debt Discount					(1,421)				(1,421)	$ (1,421)
Interest expenses					35,919					173,174
Derivative liability	$ 1,908,100	$ 1,908,100			0	$ 937,500			0	0		$ 0			$ 548,200
Debt conversion stock valued										1,729,005			$ 387,712
Gain (Loss) on Debt Extinguishment					(366,903)					$ (366,903)	81,738	81,738
Value of common stock issued					1,729,005	$ 25,382		$ 537,703					387,712
Conversion price per share description										These AICNs automatically convert into shares of common stock at a rate of $2.89 per share at the earlier of the maturity date or an uplist to a national securities exchange (e.g. NASDAQ or New York Stock Exchange) provided that the Company's stock price is at least $3.47 at the time of the uplist. The AICN note holders have the right to convert their outstanding principal and interest into shares of the Company's common stock at any time during their note's term at $2.89 per share.
Notes payable, current					40,969				40,969	$ 40,969		15,095	18,831
Accrued interest, current					0				0	0		95
Accrued interest paid					559					45,850	16,338	23,905	20,181
Repayments of notes payable					1,531					4,190	18,831	19,556	$ 50,482
Proceeds from PPP note payable										38,665
Note payable and accrued interest - related party					49,826				49,826	49,826		61,255
Three Directors [Member]
Conversion price per share			$ 1.02
Accrued interest			$ 382
Debt Principal			$ 25,000
Note Conversion Agreement [Member]
Convertible Notes payable	$ 368,995	$ 368,995
Conversion price per share	$ 1.40	$ 1.40
Accrued interest	$ 16,054	$ 16,054
Debt Principal	352,941	352,941
Unamortized Debt Discount	$ (181,187)	$ (181,187)
Stock price	$ 6.56	$ 6.56
Derivative liability	$ 1,908,100	$ 1,908,100
Debt principal and accrued interest	368,995	$ 368,995
Debt conversion stock valued	1,729,005
Gain (Loss) on Debt Extinguishment	$ 366,903
Shares of common stock issued	263,568
Paycheck Protection Program [Member]
Convertible notes maturity date				May 01, 2022
Convertible notes accrued interest rate				1.00%
Debt Principal				$ 38,665
Accrued interest, current				260
Proceeds from PPP note payable				38,665
Outstanding balance				$ 38,925
15% OID Convertible Note [Member]
Discount on debt										(52,941)
Total Debt issuance cost										61,500
Convertible Note Payable [Member] | Three Directors [Member]
Conversion price per share			$ 1.02
Accrued interest			$ 382
Convertible notes accrued interest rate																6.00%
Debt Principal																$ 25,000
Outstanding balance			$ 25,382
Shares of common stock issued			25,003
Value of common stock issued			$ 25,383
Convertible Note Payable [Member] | Paid-Out Accrued Interest [Member]
Payment of convertible debt					14,115		$ 0			28,077	$ 11,479
Convertible Note Payable [Member] | Derivative [Member]
Discount on debt										(206,000)
Convertible Note Payable [Member] | Investor [Member]
Discount on debt										(2,500)
Convertible Note Payable [Member] | Think Equity [Member]
Discount on debt										(52,399)
Payment of convertible debt										$ 31,500
Convertible Note Payable [Member] | Think Warrants [Member]
Number of Warrants issued										75,000
Accredited convertible Notes [Member]
Convertible Notes payable					280,000				280,000	$ 280,000		286,981
Accrued interest					0				0	0		6,981
Debt Principal					280,000				280,000	280,000		$ 280,000
Amended Promissory Note [Member]
Accrued interest					0				0	0
Debt Principal					49,826				49,826	49,826
RedDiamond Partners, LLC [Member]
Convertible Notes payable					$ 352,941				$ 352,941	$ 352,941
Convertible notes maturity date										Mar. 15, 2021
Conversion price per share	$ 1.40	$ 1.40			$ 1.12				$ 1.12	$ 1.12
Accrued interest					$ 52,941				$ 52,941	$ 52,941
Original issue discount percentage					15.00%				15.00%	15.00%
Convertible notes accrued interest rate					12.50%				12.50%	12.50%
Number of warrants purchase					139,286				139,286	139,286
Warrants purchase Amount					$ 91,500				$ 91,500	$ 91,500
Debt Principal					352,941				352,941	352,941
Discount on debt										(91,500)
Payment of convertible debt										30,000
Unamortized Debt Discount					0				0	0
Owed amount					$ 0				$ 0	$ 0
Debt principal and accrued interest														$ 368,995
Gain (Loss) on Debt Extinguishment		$ 366,903
Shares of common stock issued		263,568